Fair Value Measurements (Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) (Contingent Consideration Liability, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration Liability
Contingent consideration for acquisitions
Balance at beginning of period	$ (9,856)	$ (3,700)
Additions for acquisitions	0	(10,346)
Payments on contingent consideration	1,198	1,731
Settlements of contingent consideration	0	1,369
Fair value adjustment	1,215	640
Foreign currency translation adjustment	(134)	450
Balance at end of period	$ (7,577)	$ (9,856)